Contingencies - Additional Information (Detail) € in Millions, R$ in Millions, $ in Millions, $ in Billions	12 Months Ended
	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 EUR (€) shares	Dec. 31, 2020 BRL (R$) shares	Dec. 31, 2020 AUD ($) shares	Dec. 31, 2019 USD ($) shares	Jan. 24, 2019 USD ($)	Jan. 24, 2019 EUR (€)	Dec. 31, 2018 USD ($) shares
Disclosure of detailed information about material tax [line items]
Exposure to credit risk	$ 21,598				$ 13,807
Provisions recorded	$ 763				$ 911			$ 1,918
Number of shares issued | shares	1,959,000,000	1,959,000,000	1,959,000,000	1,959,000,000	1,957,000,000			1,934,000,000
Disallowance Of Tax Paid Abroad [Member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	$ 2,300		R$ 11,700
Deductibility Of IOC Expenses [Member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	2,000		10,200
Grupo Modelo Tax Matters [Member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss				$ 4
Interest Deduction On SAB Acquistions [Member]
Disclosure of detailed information about material tax [line items]
Tax assessment amount	3,000
Provisions recorded	1,000
Income taxes paid (refund), classified as financing activities	47
Ambev [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	$ 900		R$ 4,800
Ambev [member] | Legal proceedings contingent liability [member]
Disclosure of detailed information about material tax [line items]
Number of shares issued | shares	172,831,574	172,831,574	172,831,574	172,831,574
Percentage of shares issued diluted	1.00%
Arosuco [member] | Disallowance Of Tax Paid Abroad [Member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	$ 400		R$ 2,000
Tax Assessment During 2005 [member] | Foreign subsidiaries [member] | In Bev Holding Brasil SA [member]
Disclosure of detailed information about material tax [line items]
Exposure to credit risk	1,400		7,300
Tax Assessment During 2005 [member] | Ambev [member] | In Bev Holding Brasil SA [member]
Disclosure of detailed information about material tax [line items]
Provisions recorded	10		53
Tax Assessment During 2005 [member] | Ambev [member] | Foreign subsidiaries [member] | In Bev Holding Brasil SA [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	10,000		50,000
Tax Assessment in December 2011 [member] | Ambev [member] | In Bev Holding Brasil SA [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	2,000		10,200
Tax Assessment in December 2011 [member] | Ambev [member] | In Bev Holding Brasil SA [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	2,000		10,000
Tax Assessment in December 2011 [member] | Ambev [member] | CERVECERIA NACIONAL DOMINICANA S.A. [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	200		10,000
Tax assessment in October 2013 [member] | Ambev [member] | Beverage Associates Holding Limited [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	4,000		23,000
Tax Assessment in 2014 and 2015 [member] | Ambev [member] | IPI excise tax [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss | R$			1,600
Tax Assessment in 2014 and 2015 [member] | Ambev [member] | IPI excise tax [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	300
Tax Assessment in December 2015 [member] | Ambev [member] | Integration program social security financing levy [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	3,000		17,000
Rio de Janeiro [member] | Arosuco [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	100		500
Minas Gerais [member] | Ambev [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	17,000		86,000
Provisions recorded	1		7
State Of Pernambuco [member] | Ambev [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	4,000		R$ 20,000
Blocked account [member]
Disclosure of detailed information about material tax [line items]
Provisions recorded	$ 83	€ 68
Deposits						$ 83	€ 68